Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed S100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($)	Average Compensation Actually Paid to non-PEO NEOS(3) ($)	Total Stockholder Return ($)	NASDAQ Composite Total Stockholder Return(4) ($)	Net Income (Loss) (in thousands) ($)	Adjusted EBITDA (in thousands)(5) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	4,779,849	(688,671)	3,104,169	196,528	29.97	167.30	18,180	222,400
2022	12,087,164	(4,776,037)	5,471,691	2,348,120	67.34	116.65	266,638	254,525
2021	21,005,605	(2,978,784)	9,280,385	(826,037)	80.98	174.36	(1,458)	265,859
2020	10,381,080	36,270,875	4,285,861	13,669,798	238.27	143.64	(6,221)	207,058

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Dan Rosensweig is the PEO for each year shown. The non-PEO NEOs for each year shown were Andrew Brown, Nathan Schultz, John Fillmore and Esther Lem.
PEO Total Compensation Amount	$ 4,779,849	$ 12,087,164	$ 21,005,605	$ 10,381,080
PEO Actually Paid Compensation Amount	$ (688,671)	(4,776,037)	(2,978,784)	36,270,875
Adjustment To PEO Compensation, Footnote	To calculate CAP to the PEO in column (c) the following amounts were deducted from and added to the applicable SCT Total Compensation:

Fiscal Year	Summary Compensation Table Total for PEO ($)	Deductions from Summary Compensation Table Total(a) ($)	Inclusion of Equity Values Total l(b) ($)	Compensation Actually Paid to PEO ($)

2023	4,779,849	(3,666,649)	(1,801,871)	(688,671)

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for 2023.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Value Included in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) - (e) + (f)

2023	1,777,270	(1,412,126)	—	(2,167,015)	—	—	(1,801,871)

Non-PEO NEO Average Total Compensation Amount	$ 3,104,169	5,471,691	9,280,385	4,285,861
Non-PEO NEO Average Compensation Actually Paid Amount	$ 196,528	2,348,120	(826,037)	13,669,798
Adjustment to Non-PEO NEO Compensation Footnote

(3)	To calculate CAP to the non-PEO NEOs in the column (e) the following amounts were deducted from and added to the applicable SCT Total compensation:

Fiscal Year	Summary Compensation Table Total for non-PEO NEOs ($)	Deductions from Summary Compensation Table Total(a) ($)	Additions to Summary Compensation Table Total(b) ($)	Compensation Actually Paid to non-PEO NEOs ($)

2023	3,104,169	(2,401,654)	(505,986)	196,528

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards" column in the Summary Compensation Table for 2023.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Value Included in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) - (e) + (f)

2023	1,164,112	(466,013)	—	(884,954)	(319,131)	—	(505,986)

Compensation Actually Paid vs. Total Shareholder Return	The chart below reflects the relationship between the PEO and average non-PEO NEO CAP versus our TSR and the NASDAQ Composite Index TSR.
Compensation Actually Paid vs. Net Income	The chart below reflects the relationship between the PEO and average non-PEO NEO CAP and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure	The chart below reflects the relationship between the PEO CAP and average non-PEO NEO CAP and our Adjusted EBITDA.
Tabular List, Table	Total Net Revenues •Adjusted EBITDA •Free Cash Flow
Total Shareholder Return Amount	$ 29.97	67.34	80.98	238.27
Peer Group Total Shareholder Return Amount	167.30	116.65	174.36	143.64
Net Income (Loss)	$ 18,180,000	$ 266,638,000	$ (1,458,000)	$ (6,221,000)
Company Selected Measure Amount	222,400,000	254,525,000	265,859,000	207,058,000
PEO Name	Dan Rosensweig
Additional 402(v) Disclosure	Reflects TSR indexed to $100 for the Nasdaq Composite Index, which is an industry line peer group reported in the performance graph included in the Company's 2023 Annual Report on Form 10-K.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Net Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Please see page 46 for a definition of Adjusted EBITDA.
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,666,649)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,801,871)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,777,270
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,412,126)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,167,015)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(505,986)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,401,654)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(505,986)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,164,112
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(466,013)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(884,954)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(319,131)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0